Quarterly Financial Data (Details) (USD $)	3 Months Ended							4 Months Ended			9 Months Ended	12 Months Ended
	Dec. 30, 2013	Oct. 07, 2013	Jul. 15, 2013	Dec. 31, 2012		Oct. 01, 2012	Jul. 09, 2012	Apr. 21, 2014	Apr. 22, 2013	Apr. 16, 2012	Dec. 30, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Quarterly Financial Information Disclosure [Abstract]
Days in fiscal year												364 days	371 days	364 days
Days in first fiscal quarter												112 days	112 days	112 days
Days in second fiscal quarter												84 days	84 days	84 days
Days in third fiscal quarter												84 days	84 days	84 days
Days in fourth fiscal quarter												84 days	91 days	84 days
Selected Quarterly Financial Information [Abstract]
Revenue, Net	$ 28,676,709	$ 29,144,509	$ 27,185,514	$ 20,725,920	[1]	$ 20,235,595	$ 18,087,524	$ 46,266,041	$ 31,378,542	$ 20,674,537		$ 116,385,274	$ 79,723,576	$ 50,176,769
Operating Income (Loss)	(1,577,769)	1,223,005	1,243,393	(364,062)	[1]	1,074,349	1,421,959	(6,479,265)	96,062	573,715		984,691	2,705,961	789,985
Net and comprehensive loss	$ (3,097,745)	$ 350,657	$ 422,870	$ 753,182	[1]	$ (459,111)	$ (577,024)	$ (9,988,130)	$ (1,390,877)	$ 30,058	$ (2,324,219)	$ (3,715,096)	$ (252,895)	$ (26,925)
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.25)	$ 0.03	$ 0.03	$ 0.06	[1]	$ (0.04)	$ (0.05)		$ (0.11)	$ 0.00		$ (0.30)	$ (0.02)	$ 0.00
Basic and diluted weighted average shares outstanding	12,561,414	12,561,414	12,561,414	12,561,414	[1]	12,561,414	12,561,414	13,220,268	12,561,414	12,561,414		12,561,414	12,561,414	12,561,414

[1]	The fiscal quarter ended December 31, 2012 consisted of 13 weeks.